Note 19 - Long-term Debt and Financing - Future Annual Minimum Repayments (Details) $ in Thousands	Mar. 31, 2018 CAD ($)
Statement Line Items [Line Items]
Future annual minimum repayments	$ 575,525
Credit facility [member]
Statement Line Items [Line Items]
Future annual minimum repayments	122,115	[1]
The $100 million 6.75% of convertible unsecured senior subordinated debentures [member]
Statement Line Items [Line Items]
Future annual minimum repayments	100,000	[2]
Senior subordinated 6.75% convertible debentures [member]
Statement Line Items [Line Items]
Future annual minimum repayments	160,000	[3]
Unsecured subordinated 5.75% convertible debentures [member]
Statement Line Items [Line Items]
Future annual minimum repayments	193,410	[4]
Not later than one year [member]
Statement Line Items [Line Items]
Future annual minimum repayments	122,115
Not later than one year [member] | Credit facility [member]
Statement Line Items [Line Items]
Future annual minimum repayments	122,115	[1]
Not later than one year [member] | The $100 million 6.75% of convertible unsecured senior subordinated debentures [member]
Statement Line Items [Line Items]
Future annual minimum repayments		[2]
Not later than one year [member] | Senior subordinated 6.75% convertible debentures [member]
Statement Line Items [Line Items]
Future annual minimum repayments		[3]
Not later than one year [member] | Unsecured subordinated 5.75% convertible debentures [member]
Statement Line Items [Line Items]
Future annual minimum repayments		[4]
Later than one year and not later than three years [member]
Statement Line Items [Line Items]
Future annual minimum repayments	193,410
Later than one year and not later than three years [member] | Credit facility [member]
Statement Line Items [Line Items]
Future annual minimum repayments		[1]
Later than one year and not later than three years [member] | The $100 million 6.75% of convertible unsecured senior subordinated debentures [member]
Statement Line Items [Line Items]
Future annual minimum repayments		[2]
Later than one year and not later than three years [member] | Senior subordinated 6.75% convertible debentures [member]
Statement Line Items [Line Items]
Future annual minimum repayments		[3]
Later than one year and not later than three years [member] | Unsecured subordinated 5.75% convertible debentures [member]
Statement Line Items [Line Items]
Future annual minimum repayments	193,410	[4]
Later than four years and not later than five years [member]
Statement Line Items [Line Items]
Future annual minimum repayments	260,000
Later than four years and not later than five years [member] | Credit facility [member]
Statement Line Items [Line Items]
Future annual minimum repayments		[1]
Later than four years and not later than five years [member] | The $100 million 6.75% of convertible unsecured senior subordinated debentures [member]
Statement Line Items [Line Items]
Future annual minimum repayments	100,000	[2]
Later than four years and not later than five years [member] | Senior subordinated 6.75% convertible debentures [member]
Statement Line Items [Line Items]
Future annual minimum repayments	160,000	[3]
Later than four years and not later than five years [member] | Unsecured subordinated 5.75% convertible debentures [member]
Statement Line Items [Line Items]
Future annual minimum repayments		[4]
Later than five years [member]
Statement Line Items [Line Items]
Future annual minimum repayments
Later than five years [member] | Credit facility [member]
Statement Line Items [Line Items]
Future annual minimum repayments		[1]
Later than five years [member] | The $100 million 6.75% of convertible unsecured senior subordinated debentures [member]
Statement Line Items [Line Items]
Future annual minimum repayments		[2]
Later than five years [member] | Senior subordinated 6.75% convertible debentures [member]
Statement Line Items [Line Items]
Future annual minimum repayments		[3]
Later than five years [member] | Unsecured subordinated 5.75% convertible debentures [member]
Statement Line Items [Line Items]
Future annual minimum repayments		[4]

[1]	As at March 31, 2018, Just Energy has a $342.5 million credit facility to meet working capital requirements, which includes an increase to the capacity by $50 million for a letter of credit facility (the "LC facility"), effective December 30, 2016. The principal amount outstanding under the LC facility is guaranteed by Export Development Canada under its Account Performance Security Guarantee Program. The syndicate of lenders includes Shell Energy North America (Canada) Inc./Shell Energy North America (U.S.), L.P., Canadian Imperial Bank of Commerce ("CIBC"), National Bank of Canada, HSBC Bank Canada, Alberta Treasury Branches, JP Morgan Chase Bank, N.A. and Canadian Western Bank. Interest is payable on outstanding loans at rates that vary with Bankers’ Acceptance rates, LIBOR, Canadian bank prime rate or U.S. prime rate. Under the terms of the operating credit facility, Just Energy is able to make use of Bankers’ Acceptances and LIBOR advances at stamping fees of 3.40%. Prime rate advances are at a rate of bank prime (Canadian bank prime rate or U.S. prime rate) plus 2.40% and letters of credit are at a rate of 3.40%. Interest rates are adjusted quarterly based on certain financial performance indicators. As at March 31, 2018, the Canadian prime rate was 3.45% and the U.S. prime rate was 4.75%. Just Energy has drawn $122.1 million against the facility and the total letters of credit outstanding as of the current period amounted to $113.4 million (2017 - $109.2 million). As at March 31, 2018, Just Energy has $102 million of the facility remaining as well as a $5 million swing line with CIBC for future working capital and/or security requirements. Just Energy’s obligations under the credit facility are supported by guarantees of certain subsidiaries and affiliates and secured by a general security agreement and a pledge of the assets and securities of Just Energy and the majority of its operating subsidiaries and affiliates excluding, primarily, the international operations. Just Energy is required to meet a number of financial covenants under the various debt agreements. As at March 31, 2018, the Company was compliant with all of these covenants. Subsequent to March 31, 2018, the Company has renegotiated an agreement with a syndicate of lenders to extend Just Energy’s credit facility for an additional two years to September 1, 2020. For further details please refer to Note 34 to the consolidated financial statements.
[2]	On February 22, 2018, Just Energy issued $100 million of convertible unsecured senior subordinated debentures (the "6.75% $100 million convertible debentures"). The 6.75% $100 million convertible debentures bear interest at an annual rate of 6.75%, payable semi-annually in arrears on March 31 and September 30 in each year, and have a maturity date of March 31, 2023. Each $1,000 principal amount of the 6.75% $100 million convertible debentures is convertible at the option of the holder at any time prior to the close of business on the earlier of the maturity date and the last business day immediately preceding the date fixed for redemption into 112.3596 common shares of Just Energy, representing a conversion price of $8.90, subject to certain anti-dilution provisions. Holders who convert their debentures will receive accrued and unpaid interest for the period from and including the date of the latest interest payment up to, but excluding, the date of conversion. The 6.75% $100 million convertible debentures will not be redeemable at the option of the Company on or before March 31, 2021. After March 31, 2021 and prior to March 31, 2022, the 6.75% $100 million convertible debentures may be redeemed in whole or in part from time to time at the option of the Company on not more than 60 days' and not less than 30 days' prior notice, at a price equal to their principal amount plus accrued and unpaid interest, provided that the weighted average trading price of the common shares of Just Energy on the Toronto Stock Exchange (the "TSX") for the 20 consecutive trading days ending five trading days preceding the date on which the notice of redemption is given is at least 125% of the conversion price. On or after March 31, 2022, the 6.75% $100 million convertible debentures may be redeemed in whole or in part from time to time at the option of the Company on not more than 60 days' and not less than 30 days’ prior notice, at a price equal to their principal amount plus accrued and unpaid interest. The conversion feature of the 6.75% $100 million convertible debentures has been accounted for as a separate component of shareholders' equity in the amount of $9.7 million. Upon initial recognition of the convertible debentures, Just Energy recorded a deferred tax liability of $2.6 million and reduced the equity component of the convertible debentures by this amount. The remainder of the net proceeds of the 6.75% $100 million convertible debentures has been recorded as long-term debt, which is being accreted up to the face value of $100 million over the term of the 6.75% $100 million convertible debentures using an effective interest rate of 10.7%. If the 6.75% $100 million convertible debentures are converted into common shares, the value of the conversion will be reclassified to share capital along with the principal amount converted. No amounts of the 6.75% $100 million convertible debentures have been converted or redeemed as at March 31, 2018.
[3]	On October 5, 2016, Just Energy issued $160 million of convertible unsecured senior subordinated debentures (the "6.75% $160 million convertible debentures"). The 6.75% $160 million convertible debentures bear interest at an annual rate of 6.75%, payable semi-annually in arrears on June 30 and December 31 in each year, and have a maturity date of December 31, 2021. Each $1,000 principal amount of the 6.75% $160 million convertible debentures is convertible at the option of the holder at any time prior to the close of business on the earlier of the maturity date and the last business day immediately preceding the date fixed for redemption into 107.5269 common shares of Just Energy, representing a conversion price of $9.30, subject to certain anti-dilution provisions. Holders who convert their debentures will receive accrued and unpaid interest for the period from and including the date of the latest interest payment up to, but excluding, the date of conversion. The 6.75% $160 million convertible debentures will not be redeemable at the option of the Company on or before December 31, 2019. After December 31, 2019 and prior to December 31, 2020, the 6.75% $160 million convertible debentures may be redeemed in whole or in part from time to time at the option of the Company on not more than 60 days' and not less than 30 days' prior notice, at a price equal to their principal amount plus accrued and unpaid interest, provided that the weighted average trading price of the common shares of Just Energy on the Toronto Stock Exchange (the "TSX") for the 20 consecutive trading days ending five trading days preceding the date on which the notice of redemption is given is at least 125% of the conversion price. On or after December 31, 2020, the 6.75% $160 million convertible debentures may be redeemed in whole or in part from time to time at the option of the Company on not more than 60 days' and not less than 30 days' prior notice, at a price equal to their principal amount plus accrued and unpaid interest. The conversion feature of the 6.75% $160 million convertible debentures has been accounted for as a separate component of shareholders’ equity in the amount of $8.0 million. Upon initial recognition of the convertible debentures, Just Energy recorded a deferred tax liability of $2.1 million and reduced the equity component of the convertible debentures by this amount. The remainder of the net proceeds of the 6.75% $160 million convertible debentures has been recorded as long-term debt, which is being accreted up to the face value of $160 million over the term of the 6.75% $160 million convertible debentures using an effective interest rate of 9.1%. If the 6.75% $160 million convertible debentures are converted into common shares, the value of the conversion will be reclassified to share capital along with the principal amount converted. No amounts of the 6.75% $160 million convertible debentures have been converted or redeemed as at March 31, 2018.
[4]	On January 29, 2014, Just Energy issued US$150 million of European-focused senior convertible unsecured convertible bonds (the "6.5% convertible bonds"). The 6.5% convertible bonds bear interest at an annual rate of 6.5%, payable semi-annually in arrears in equal installments on January 29 and July 29 in each year, and have a maturity date of July 29, 2019. A Conversion Right in respect of a bond may be exercised, at the option of the holder thereof, at any time from May 30, 2014 to July 7, 2019. The initial conversion price is US$9.3762 per common share (being C$10.2819) but is subject to adjustments. In the event of the exercise of a Conversion Right, the Company may, at its option, subject to applicable regulatory approval and provided no event of default has occurred and is continuing, elect to satisfy its obligation in cash equal to the market value of the underlying shares to be received. As a result of the debt being denominated in a different functional currency than that of Just Energy, the conversion feature is recorded as a financial liability instead of a component of equity. Therefore, the conversion feature of the 6.5% convertible bonds has been accounted for as a separate financial liability with an initial value of US$8,517. The remainder of the net proceeds of the 6.5% convertible bonds has been recorded as long-term debt, which is being accreted up to the face value of $150.0 million over the term of the 6.5% convertible bonds using an effective interest rate of 8.8%. At each reporting period, the conversion feature is recorded at fair value with changes in fair value recorded through profit or loss. As at March 31, 2018, the fair value of this conversion feature is US$0.2 million and is included in other non-current financial liabilities. No amounts of the 6.5% convertible bonds have been converted or redeemed as at March 31, 2018.